UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$506,313,279
Cash	102,005
Collateral for securities loaned	29,462,555
Dividends receivable	520,694
Subscriptions receivable	79,288
Receivable for investments sold	237,116
Variation margin on futures contracts	0

Total assets	536,714,937
LIABILITIES:
Due to investment adviser	245,215
Payable upon return of securities loaned	29,462,555
Redemptions payable	574,426
Payable for investments purchased	599,925
Variation margin on futures contracts	6,410

Total liabilities	30,888,531

NET ASSETS	$505,826,406

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,114,777
Additional paid-in capital	346,124,000
Net unrealized appreciation on investments and futures contracts	147,475,546
Undistributed net investment income	69,206
Accumulated net realized gain on investments and futures contracts	10,042,877

NET ASSETS	$505,826,406

NET ASSET VALUE PER OUTSTANDING SHARE	$23.92
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	21,147,774
(1) Cost of investments in securities:	$358,753,123
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$60,926
Income from securities lending	23,974
Dividends	4,704,608

Total income	4,789,508
EXPENSES:
Management fees	1,499,504

NET INVESTMENT INCOME	3,290,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	13,954,220
Net realized gain on futures contracts	228,385
Change in net unrealized appreciation on investments	17,166,776
Change in net unrealized depreciation on futures contracts	(67,050)

Net realized and unrealized gain on investments and futures contracts	31,282,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,572,335
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006

	2007	2006
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,290,004	$6,598,042
Net realized gain on investments	13,954,220	35,044,983
Net realized gain on futures contracts	228,385	563,952
Change in net unrealized appreciation on investments	17,166,776	26,735,246
Change in net unrealized depreciation on futures contracts	(67,050)	30,640

Net increase in net assets resulting from operations	34,572,335	68,972,863
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,220,798)	(6,496,137)
From net realized gains	0	(33,190,228)

Total distributions	(3,220,798)	(39,686,365)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	29,520,039	52,664,533
Reinvestment of distributions	3,220,798	39,686,365
Redemptions of shares	(60,560,758)	(135,042,493)

Net decrease in net assets resulting from share transactions	(27,819,921)	(42,691,595)

Total increase (decrease) in net assets	3,531,616	(13,405,097)
NET ASSETS:
Beginning of period	502,294,790	515,699,887

End of period (1)	$505,826,406	$502,294,790
	0	0
OTHER INFORMATION:
SHARES:
Sold	1,259,942	2,358,520
Issued in reinvestment of distributions	134,705	1,775,436
Redeemed	(2,585,229)	(6,044,982)

Net decrease	(1,190,582)	(1,911,026)

(1) Including undistributed net investment income	$69,206	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$22.49		$21.27	$22.10	$22.41	$19.25	$27.37
Income from Investment Operations

Net investment income	0.15		0.30	0.28	0.33	0.26	0.14
Net realized and unrealized gain (loss)	1.43		2.79	0.83	2.05	5.11	(6.23)

Total Income (Loss) From
Investment Operations	1.58		3.09	1.11	2.38	5.37	(6.09)

Less Distributions
From net investment income	(0.15)		(0.30)	(0.28)	(0.33)	(0.26)	(0.14)
From net realized gains	0.00		(1.57)	(1.66)	(2.36)	(1.95)	(1.89)

Total Distributions	(0.15)		(1.87)	(1.94)	(2.69)	(2.21)	(2.03)

Net Asset Value, End of Period	$23.92		$22.49	$21.27	$22.10	$22.41	$19.25

Total Return	7.04%	w	14.69%	5.02%	10.74%	28.41%	(21.94%)

Net Assets, End of Period ($000)	$505,826		$502,295	$515,700	$565,148	$636,715	$627,394

Ratio of Expenses to Average Net Assets	0.60%	*	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.31%	*	1.31%	1.24%	1.34%	1.15%	0.97%

Portfolio Turnover Rate	3.12%	w	7.83%	8.19%	5.68%	30.66%	19.52%
w	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized
See notes to financial statements.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.46%
1,140 Alliant Techsystems Inc*	113,031
27,163 Boeing Co	2,611,994
1,400 DRS Technologies Inc	80,178
13,966 General Dynamics Corp	1,092,421
4,321 Goodrich Corp	257,359
26,897 Honeywell International Inc	1,513,763
4,316 L-3 Communications Holdings Inc	420,335
12,248 Lockheed Martin Corp	1,152,904
11,906 Northrop Grumman Corp	927,120
4,750 Precision Castparts Corp	576,460
15,313 Raytheon Co	825,218
5,770 Rockwell Collins Inc	407,593
240 Sequa Corp ^^*	26,880
34,306 United Technologies Corp	2,433,325
$12,438,581

AGRICULTURE --- 0.42%
22,520 Archer-Daniels-Midland Co	745,187
18,756 Monsanto Co	1,266,780
1,510 Scotts Co Class A ^^	64,839
$2,076,806

AIR FREIGHT --- 0.91%
5,902 CH Robinson Worldwide Inc	309,973
7,348 Expeditors International of Washington Inc	303,472
10,623 FedEx Corp	1,178,834
2,110 Ryder System Inc	113,518
36,536 United Parcel Service Inc Class B	2,667,128
$4,572,925

AIRLINES --- 0.11%
3,150 AirTran Holdings Inc ^^*	34,398
1,390 Alaska Air Group Inc ^^*	38,725
6,150 JetBlue Airways Corp ^^*	72,263
26,930 Southwest Airlines Co ^^	401,526
$546,912

AUTO PARTS & EQUIPMENT --- 0.30%
2,460 ArvinMeritor Inc ^^	54,612
2,006 BorgWarner Inc	172,596
4,920 Gentex Corp	96,875
7,120 Goodyear Tire & Rubber Co*	247,491
6,810 Johnson Controls Inc	788,394
2,643 Lear Corp*	94,117
1,130 Modine Manufacturing Co	25,538
$1,479,623

AUTOMOBILES --- 0.28%
64,855 Ford Motor Co ^^	610,934
19,515 General Motors Corp	737,667
1,210 Thor Industries Inc	54,619
$1,403,220

BANKS --- 5.14%
4,396 Associated Banc-Corp	143,749
18,720 BB&T Corp	761,530
153,095 Bank of America Corp (1)	7,484,815
1,711 Bank of Hawaii Corp ^^	88,356
1,760 Cathay Bancorp Inc ^^	59,030
1,419 City National Corp	107,972
5,270 Colonial BancGroup Inc	131,592
5,380 Comerica Inc	319,949
6,598 Commerce Bancorp Inc ^^	244,060
4,550 Compass Bancshares Inc	313,859
2,072 Cullen/Frost Bankers Inc ^^	110,790
18,978 Fifth Third Bancorp	754,755
900 First Community Bancorp	51,489
4,340 First Horizon National Corp ^^	169,260
2,775 FirstMerit Corp	58,081
1,758 Greater Bay Bancorp	48,943
12,582 Huntington Bancshares Inc	286,115
13,529 KeyCorp	464,451
2,614 M&T Bank Corp	279,437
8,939 Marshall & Ilsley Corp	425,765
19,862 National City Corp ^^	661,802
11,903 PNC Financial Services Group	852,017
24,311 Regions Financial Corp	804,694
1,192 SVB Financial Group ^^*	63,307
12,308 SunTrust Banks Inc	1,055,288
11,282 Synovus Financial Corp	346,357
3,868 TCF Financial Corp	107,530
59,978 US Bancorp	1,976,275
66,005 Wachovia Corp	3,382,756
115,211 Wells Fargo & Co	4,051,971
1,040 Westamerica Bancorp ^^	46,010

2,370 Wilmington Trust Corp	98,379
3,792 Zions Bancorp	291,643
$26,042,027

BIOTECHNOLOGY --- 1.59%
2,360 Affymetrix Inc ^^*	58,740
40,008 Amgen Inc*	2,212,042
6,330 Applera Corp - Applied Biosystems Group	193,318
9,907 Biogen Idec Inc*	530,025
13,110 Celgene Corp*	751,596
2,290 Cephalon Inc ^^*	184,093
2,323 Charles River Laboratories International Inc ^^*	119,913
2,197 Covance Inc ^^*	150,626
9,070 Genzyme Corp*	584,108
32,228 Gilead Sciences Inc	1,249,480
1,610 Invitrogen Corp*	118,738
11,078 Millennium Pharmaceuticals Inc*	117,094
1,860 Millipore Corp ^^*	139,667
4,020 PDL BioPharma Inc ^^*	93,666
4,131 PerkinElmer Inc	107,654
3,590 Pharmaceutical Product Development Inc ^^	137,389
1,360 Techne Corp*	77,806
14,553 Thermo Fisher Scientific Inc*	752,681
1,052 Varian Inc*	57,681
1,140 Ventana Medical Systems Inc*	88,088
4,512 Vertex Pharmaceuticals Inc ^^*	128,863
3,479 Waters Corp*	206,513
$8,059,781

BROADCAST/MEDIA --- 1.05%
25,271 CBS Corp	842,030
17,122 Clear Channel Communications Inc	647,554

107,356 Comcast Corp	3,018,851
26,590 DIRECTV Group Inc*	614,495
2,880 EW Scripps Co	131,587
960 Entercom Communications Corp ^^	23,894
2,436 Westwood One Inc ^^	17,515
$5,295,926

BUILDING MATERIALS --- 0.29%
6,064 American Standard Cos Inc	357,655
1,710 Florida Rock Industries Inc ^^	115,425
1,477 Martin Marietta Materials Inc ^^	239,304
13,027 Masco Corp	370,879
3,295 Vulcan Materials Co	377,409
$1,460,672

CHEMICALS --- 1.50%
7,472 Air Products & Chemicals Inc	600,525
2,710 Airgas Inc	129,809
2,740 Albemarle Corp ^^	105,572
1,933 Ashland Inc	123,615
2,220 Cabot Corp	105,850
8,321 Chemtura Corp	92,446
1,460 Cytec Industries Inc	93,104
32,882 Dow Chemical Co	1,454,042
31,864 EI du Pont de Nemours & Co	1,619,966
2,905 Eastman Chemical Co	186,879
6,050 Ecolab Inc	258,335
1,328 FMC Corp	118,710
1,480 Ferro Corp	36,896
4,018 Hercules Inc*	78,954
2,681 International Flavors & Fragrances Inc	139,787
2,390 Lubrizol Corp	154,275

7,416 Lyondell Chemical Co	275,282
657 Minerals Technologies Inc ^^	43,986
2,541 Olin Corp	53,361
5,669 PPG Industries Inc	431,468
10,996 Praxair Inc	791,602
4,167 RPM Inc ^^	96,299
4,913 Rohm & Haas Co ^^	268,643
1,620 Sensient Technologies Corp	41,132
4,530 Sigma-Aldrich Corp	193,295
3,454 Valspar Corp ^^	98,128
$7,591,961

COMMUNICATIONS - EQUIPMENT --- 2.52%
13,748 3Com Corp*	56,779
4,049 ADC Telecommunications Inc*	74,218
2,120 ADTRAN Inc	55,056
5,367 Andrew Corp*	77,499
15,515 Avaya Inc*	261,273
1,740 Avocent Corp*	50,477
2,939 CIENA Corp*	106,186
209,449 Cisco Systems Inc*	5,833,155
2,110 CommScope Inc ^^*	123,119
54,252 Corning Inc*	1,386,139
1,440 F5 Networks Inc*	116,064
4,630 Harris Corp ^^	252,567
7,277 JDS Uniphase Corp ^^	97,730
79,850 Motorola Inc	1,413,345
1,650 Plantronics Inc ^^	43,263
3,160 Polycom Inc*	106,176
4,490 Powerwave Technologies Inc ^^*	30,083
57,504 QUALCOMM Inc	2,495,099
15,101 Tellabs Inc*	162,487

3,660 UTStarcom Inc ^^*	20,533
$12,761,248

COMPUTER HARDWARE & SYSTEMS --- 3.63%
29,846 Apple Computer Inc*	3,642,406
78,368 Dell Inc*	2,237,406
2,263 Diebold Inc	118,129
72,387 EMC Corp*	1,310,205
90,345 Hewlett-Packard Co	4,031,194
1,210 Imation Corp	44,601
47,130 International Business Machines Corp	4,960,433
3,261 Lexmark International Group Inc Class A ^^*	160,800
6,210 NCR Corp*	326,273
12,799 Network Appliance Inc*	373,731
3,560 Palm Inc ^^*	56,996
5,486 QLogic Corp*	91,342
7,868 Sandisk Corp*	385,060
123,163 Sun Microsystems Inc*	647,837
$18,386,413

COMPUTER SOFTWARE & SERVICES --- 4.75%
8,692 Activision Inc*	162,280
2,371 Acxiom Corp ^^	62,713
20,286 Adobe Systems Inc*	814,483
670 Advent Software ^^*	21,809
7,979 Autodesk Inc*	375,651
7,035 BMC Software Inc*	213,161
14,186 CA Inc	366,424
9,600 Cadence Design Systems Inc ^^*	210,816
6,233 Citrix Systems Inc*	209,865
4,964 Cognizant Technology Solutions Corp*	372,747
10,383 Compuware Corp*	123,142

1,397 Digital River Inc*	63,214
10,692 Electronic Arts Inc*	505,945
1,980 Fair Isaac Co	79,438
1,790 Gartner Inc*	44,016
7,524 Google Inc*	3,937,911
11,812 Intuit Inc	355,305
2,652 Jack Henry & Associates Inc	68,289
19,530 Juniper Networks Inc*	491,570
3,530 MPS Group Inc*	47,196
1,830 Macrovision Corp ^^*	55,010
5,499 McAfee Inc*	193,565
2,940 Mentor Graphics Corp*	38,720
290,432 Microsoft Corp (1)	8,559,031
12,010 Novell Inc*	93,558
136,554 Oracle Corp*	2,691,479
3,960 Parametric Technology Corp*	85,576
1,430 SRA International Inc*	36,122
3,149 Sybase Inc*	75,230
31,074 Symantec Corp*	627,695
4,946 Synopsys Inc*	130,723
1,280 Transaction Systems Architects Inc Class A ^^*	43,085
11,997 Unisys Corp*	109,653
3,440 VauleClick Inc*	101,342
8,450 VeriSign Inc*	268,119
2,590 Wind River Systems*	28,490
41,725 Yahoo! Inc*	1,131,999
39,048 eBay Inc*	1,256,565
$24,051,937

CONGLOMERATES --- 3.70%
24,848 3M Co	2,156,558
2,140 Carlisle Cos Inc ^^	99,531

354,927 General Electric Co (1)	13,586,606
1,350 Teleflex Inc	110,403
4,326 Textron Inc	476,336
68,394 Tyco International Ltd	2,311,033
$18,740,467

CONTAINERS --- 0.17%
3,523 Ball Corp	187,318
3,610 Bemis Co Inc	119,780
4,500 Pactiv Corp*	143,505
5,572 Sealed Air Corp	172,843
3,648 Temple-Inland Inc	224,461
$847,907

COSMETICS & PERSONAL CARE --- 0.18%
2,802 Alberto-Culver Co	66,463
15,134 Avon Products Inc	556,175
4,069 Estee Lauder Cos	185,180
1,950 NBTY Inc*	84,240
$892,058

DISTRIBUTORS --- 0.24%
5,880 Genuine Parts Co	291,648
21,315 SYSCO Corp	703,182
2,450 WW Grainger Inc	227,973
$1,222,803

ELECTRIC COMPANIES --- 2.67%
5,720 Allegheny Energy Inc*	295,953
4,006 Alliant Energy Corp	155,633
7,119 Ameren Corp	348,902
13,760 American Electric Power Co Inc	619,750

11,059 CenterPoint Energy Inc	192,427
9,331 Consolidated Edison Inc ^^	421,015
3,894 DPL Inc ^^	110,356
6,078 DTE Energy Co ^^	293,081
12,092 Dominion Resources Inc	1,043,661
11,241 Edison International	630,845
6,807 Entergy Corp	730,731
23,212 Exelon Corp	1,685,191
14,017 FPL Group Inc	795,325
10,514 FirstEnergy Corp	680,571
2,965 Great Plains Energy Inc ^^	86,341
2,800 Hawaiian Electric Industries Inc ^^	66,332
1,500 IDACORP Inc ^^	48,060
2,612 Integrys Energy Group Inc	132,507
3,680 NSTAR ^^	119,416
5,316 Northeast Utilities	150,762
3,166 OGE Energy Corp	116,034
12,128 PG&E Corp	549,398
2,645 PNM Resources Inc ^^	73,505
13,280 PPL Corp	621,371
6,632 Pepco Holdings Inc	187,022
3,455 Pinnacle West Capital Corp ^^	137,682
8,769 Progress Energy Inc	399,779
4,020 Puget Energy Inc ^^	97,204
7,630 Sierra Pacific Resources*	133,983
25,935 Southern Co	889,311
7,230 TECO Energy Inc	124,211
15,838 TXU Corp	1,065,897
3,010 Westar Energy Inc	73,083
4,037 Wisconsin Energy Corp	178,557
14,103 Xcel Energy Inc	288,688
$13,542,584

ELECTRONIC INSTRUMENTS & EQUIP --- 1.07%
13,659 Agilent Technologies Inc*	525,052
3,685 Ametek Inc ^^	146,221
6,170 Amphenol Corp	219,961
4,235 Arrow Electronics Inc*	162,751
4,485 Avnet Inc*	177,785
2,105 CDW Corp*	178,862
6,320 Cooper Industries Inc	360,809
27,434 Emerson Electric Co	1,283,911
2,250 Harman International Industries Inc	262,800
2,060 Hubbell Inc Class B	111,693
4,930 Ingram Micro Inc*	107,030
6,176 Jabil Circuit Inc	136,304
2,880 KEMET Corp ^^*	20,304
7,740 MEMC Electronic Materials Inc*	473,069
4,896 Molex Inc ^^	146,929
1,970 National Instruments Corp	64,163
5,439 Rockwell Automation Inc ^^	377,684
3,050 Roper Industries Inc ^^	174,155
31,179 Solectron Corp*	114,739
1,896 Tech Data Corp*	72,920
2,816 Tektronix Inc ^^	95,012
1,750 Thomas & Betts Corp*	101,500
6,369 Vishay Intertechnology Inc*	100,758
$5,414,412

ELECTRONICS - SEMICONDUCTOR --- 2.63%
18,988 Advanced Micro Devices Inc ^^*	271,528
12,248 Altera Corp	271,048
11,283 Analog Devices Inc	424,692
47,672 Applied Materials Inc	947,243

14,770 Atmel Corp*	82,121
16,049 Broadcom Corp Class A*	469,433
2,900 Cree Inc ^^*	74,965
5,210 Cypress Semiconductor Corp ^^*	121,341
4,266 Fairchild Semiconductor International Inc*	82,419
6,824 Integrated Device Technology Inc*	104,202
200,428 Intel Corp	4,762,169
2,500 International Rectifier Corp*	93,150
4,659 Intersil Holding Corp	146,572
6,613 KLA-Tencor Corp	363,384
26,572 LSI Logic Corp*	199,556
4,663 Lam Research Corp*	239,678
3,950 Lattice Semiconductor Corp ^^*	22,594
8,755 Linear Technology Corp ^^	316,756
11,063 Maxim Integrated Products Inc	369,615
1,950 Micrel Inc	24,804
7,457 Microchip Technology Inc	276,207
26,089 Micron Technology Inc ^^*	326,895
12,514 NVIDIA Corp*	516,953
9,622 National Semiconductor Corp	272,014
4,361 Novellus Systems Inc*	123,722
6,650 RF Micro Devices Inc ^^*	41,496
2,168 Semtech Corp*	37,571
1,890 Silicon Laboratories Inc ^^*	65,413
6,545 Teradyne Inc ^^*	115,061
49,455 Texas Instruments Inc	1,860,992
4,797 TriQuint Semiconductor Inc*	24,273
10,273 Xilinx Inc	275,008
$13,322,875

ENGINEERING & CONSTRUCTION --- 0.19%
1,400 Dycom Industries Inc*	41,972

3,047 Fluor Corp ^^	339,344
1,177 Granite Construction Inc	75,540
4,080 Jacobs Engineering Group Inc	234,641
5,780 KBR Inc*	151,609
4,120 Quanta Services Inc ^^*	126,360
$969,466

FINANCIAL SERVICES --- 5.85%
8,114 Ameriprise Financial Inc	515,807
2,880 Astoria Financial Corp	72,115
26,083 Bank of New York Co Inc	1,080,880
6,620 CIT Group Inc	362,975
1,225 Chicago Mercantile Exchange ^^	654,591
170,643 Citigroup Inc (1)	8,752,280
20,472 Countrywide Financial Corp	744,157
4,342 Eaton Vance Corp	191,830
33,568 Fannie Mae (nonvtg)	2,192,997
3,050 Federated Investors Inc Class B	116,907
5,685 Franklin Resources Inc	753,092
22,826 Freddie Mac	1,385,538
16,710 Hudson City Bancorp Inc ^^	204,196
2,488 IndyMac Bancorp Inc ^^	72,575
2,310 Investors Financial Services Corp	142,458
117,847 JPMorgan Chase & Co	5,709,687
6,390 Janus Capital Group Inc	177,898
4,537 Legg Mason Inc	446,350
2,863 MGIC Investment Corp	162,790
14,366 Mellon Financial Corp	632,104
7,938 Moody's Corp	493,744
9,512 New York Community Bancorp Inc ^^	161,894
6,509 Northern Trust Corp	418,138
2,740 Nuveen Investments	170,291

3,001 PMI Group Inc	134,055
9,243 Principal Financial Group	538,774
2,771 Radian Group Inc ^^	149,634
4,386 SEI Investments Co	127,369
12,451 Sovereign Bancorp Inc ^^	263,214
11,605 State Street Corp	793,782
9,162 T Rowe Price Group Inc	475,416
2,888 Waddell & Reed Financial Class A ^^	75,117
3,009 Washington Federal Inc ^^	73,149
30,668 Washington Mutual Inc	1,307,684
1,948 Webster Financial Corp	83,121
$29,636,609

FOOD & BEVERAGES --- 3.18%
26,217 Anheuser-Busch Co Inc	1,367,479
2,722 Brown-Forman Corp ^^	198,924
7,481 Campbell Soup Co	290,338
69,326 Coca-Cola Co	3,626,443
9,617 Coca-Cola Enterprises Inc ^^	230,808
17,182 ConAgra Foods Inc	461,509
6,658 Constellation Brands Inc ^^*	161,656
4,478 Dean Foods Co	142,714
11,954 General Mills Inc	698,353
11,209 HJ Heinz Co	532,091
2,082 Hansen Natural Corp ^^	89,484
5,910 Hershey Co	299,164
2,518 Hormel Foods Corp	94,047
1,952 JM Smucker Co	124,264
8,639 Kellogg Co	447,414
55,335 Kraft Foods Inc	1,950,559
808 Lancaster Colony Corp	33,847
4,487 McCormick & Co Inc	171,314

1,635 Molson Coors Brewing Co Class B	151,172
4,536 Pepsi Bottling Group Inc	152,772
2,071 PepsiAmericas Inc	50,864
56,201 PepsiCo Inc	3,644,635
25,334 Sara Lee Corp	440,812
4,109 Smithfield Foods Inc*	126,516
928 Tootsie Roll Industries Inc ^^	25,715
8,712 Tyson Foods Inc Class A	200,724
7,435 Wm Wrigley Jr Co	411,230
$16,124,848

GOLD , METALS & MINING --- 1.14%
29,994 Alcoa Inc	1,215,657
3,525 Allegheny Technologies Inc	369,702
4,920 Arch Coal Inc	171,216
6,280 CONSOL Energy Inc	289,571
884 Carpenter Technology Corp	115,194
4,080 Commercial Metals Co	137,782
12,953 Freeport-McMoRan Copper & Gold Inc	1,072,767
15,566 Newmont Mining Corp	608,008
10,409 Nucor Corp	610,488
9,144 Peabody Energy Corp	442,387
2,240 Reliance Steel & Aluminum Co ^^	126,022
2,930 Steel Dynamics Inc	122,796
4,088 United States Steel Corp	444,570
2,381 Worthington Industries Inc ^^	51,549
$5,777,709

HEALTH CARE RELATED --- 2.41%
17,816 Aetna Inc	880,110
6,591 AmericsourceBergen Corp	326,057
1,500 Apria Healthcare Group Inc ^^*	43,155

9,926 CIGNA Corp	518,336
13,268 Cardinal Health Inc	937,252
2,258 Cerner Corp ^^*	125,251
3,245 Community Health Systems Inc*	131,260
5,396 Coventry Health Care Inc*	311,079
9,404 Express Scripts Inc Class A	470,294
8,353 Health Management Associates Inc Class A	94,890
3,869 Health Net Inc*	204,283
3,062 Henry Schein Inc*	163,603
5,803 Humana Inc*	353,461
6,763 IMS Health Inc	217,295
1,090 Kindred Healthcare Inc ^^*	33,485
4,060 Laboratory Corp of America Holdings*	317,736
1,990 LifePoint Hospitals Inc*	76,973
2,887 Lincare Holdings Inc*	115,047
2,527 Manor Care Inc	164,988
10,196 McKesson Corp	608,089
9,671 Medco Health Solutions Inc*	754,241
4,190 Omnicare Inc	151,091
4,794 Patterson Cos Inc*	178,672
1,870 Psychiatric Solutions Inc ^^*	67,806
5,454 Quest Diagnostics Inc ^^	281,699
16,315 Tenet Healthcare Corp ^^*	106,211
3,082 Triad Hospitals Inc*	165,688
46,227 UnitedHealth Group Inc	2,364,049
1,855 Universal Health Services Inc Class B	114,083
2,900 VCA Antech Inc ^^*	109,301
1,160 WellCare Health Plans Inc*	104,992
21,172 WellPoint Inc*	1,690,161
$12,180,638

HOMEBUILDING --- 0.23%

1,350 Beazer Homes USA Inc ^^	33,305
4,118 Centex Corp ^^	165,132
9,421 DR Horton Inc	187,761
1,260 Hovnanian Enterprises Inc ^^*	20,828
2,654 KB Home	104,488
4,806 Lennar Corp ^^	175,707
1,210 MDC Holdings Inc ^^	58,516
165 NVR Inc ^^*	112,159
7,322 Pulte Homes Inc ^^	164,379
1,450 Ryland Group Inc ^^	54,187
4,380 Toll Brothers Inc ^^*	109,412
$1,185,874

HOTELS/MOTELS --- 0.48%
15,258 Carnival Corp ^^	744,133
13,448 Hilton Hotels Corp	450,105
11,324 Marriott International Inc Class A	489,650
7,424 Starwood Hotels & Resorts Worldwide Inc	497,928
6,285 Wyndham Worldwide Corp*	227,894
$2,409,710

HOUSEHOLD GOODS --- 2.26%
1,960 American Greetings Corp	55,527
2,278 Black & Decker Corp	201,170
864 Blyth Industries Inc	22,965
2,265 Church & Dwight Co Inc ^^	109,762
5,236 Clorox Co	325,156
17,647 Colgate-Palmolive Co	1,144,408
1,952 Energizer Holdings Inc*	194,419
5,270 Fortune Brands Inc	434,090
1,660 Furniture Brands International Inc ^^	23,572
15,741 Kimberly-Clark Corp	1,052,915

6,106 Leggett & Platt Inc ^^	134,637
1,863 Mohawk Industries Inc ^^*	187,772
9,615 Newell Rubbermaid Inc	282,969
108,634 Procter & Gamble Co (1)	6,647,315
2,000 Snap-on Inc	101,020
2,876 Stanley Works	174,573
2,120 Tupperware Corp	60,929
2,726 Whirlpool Corp	303,131
$11,456,330

INDEPENDENT POWER PRODUCTS --- 0.01%
1,300 Black Hills Corp ^^	51,675
$51,675

INSURANCE RELATED --- 4.64%
11,237 ACE Ltd	702,537
16,873 AFLAC Inc	867,272
20,956 Allstate Corp	1,289,004
3,520 Ambac Financial Group Inc ^^	306,909
2,435 American Financial Group Inc ^^	83,155
89,499 American International Group Inc (1)	6,267,615
10,133 Aon Corp	431,767
3,387 Arthur J Gallagher & Co ^^	94,430
3,420 Assurant Inc ^^	201,506
3,964 Brown & Brown Inc	99,655
13,850 Chubb Corp	749,839
5,925 Cincinnati Financial Corp	257,145
1,650 Commerce Group Inc ^^	57,288
2,186 Everest Re Group Ltd	237,487
7,635 Fidelity National Finance Inc ^^	180,950
3,330 First American Financial Corp ^^	164,835
14,430 Genworth Financial Inc	496,392

3,865 HCC Insurance Holdings Inc	129,130
1,780 Hanover Insurance Group Inc	86,846
10,923 Hartford Financial Services Group Inc	1,076,025
1,490 Horace Mann Educators Corp	31,648
5,606 Leucadia National Corp ^^	197,612
9,343 Lincoln National Corp	662,886
15,377 Loews Corp	783,919
4,516 MBIA Inc	280,986
19,160 Marsh & McLennan Cos Inc	591,661
1,230 Mercury General Corp	67,785
25,584 MetLife Inc	1,649,656
2,062 Ohio Casualty Corp	89,305
7,968 Old Republic International Corp	169,400
25,398 Progressive Corp	607,774
2,408 Protective Life Corp	115,126
16,135 Prudential Financial Inc	1,568,806
3,668 SAFECO Corp	228,370
1,850 StanCorp Financial Group Inc	97,088
3,301 Torchmark Corp ^^	221,167
22,908 Travelers Cos Inc	1,225,578
1,372 Unitrin Inc	67,475
11,821 Unum Group	308,646
5,887 WR Berkley Corp	191,563
6,418 XL Capital Ltd Class A	540,973
$23,477,211

INVESTMENT BANK/BROKERAGE FIRM --- 2.37%
2,599 AG Edwards Inc	219,745
4,107 Bear Stearns Co Inc	574,980
34,900 Charles Schwab Corp	716,148
14,723 E*TRADE Financial Corp*	325,231
14,092 Goldman Sachs Group Inc	3,054,441

3,670 Jefferies Group Inc	99,017
18,374 Lehman Brothers Holdings Inc	1,369,230
30,039 Merrill Lynch & Co Inc	2,510,660
36,360 Morgan Stanley	3,049,877
3,205 Raymond James Financial Inc	98,842
$12,018,171

LEISURE & ENTERTAINMENT --- 2.00%
1,480 Boyd Gaming Corp	72,801
3,114 Brunswick Corp	101,610
2,110 Callaway Golf Co ^^	37,579
8,888 Harley-Davidson Inc	529,814
6,444 Harrah's Entertainment Inc	549,415
5,492 Hasbro Inc ^^	172,504
11,464 International Game Technology	455,121
1,230 International Speedway Corp Class A	64,833
13,565 Mattel Inc	343,059
80,350 News Corp	1,704,224
130,589 Time Warner Inc	2,747,593
23,771 Viacom Inc Class B *	989,587
68,361 Walt Disney Co	2,333,845
$10,101,985

MACHINERY --- 1.96%
3,158 AGCO Corp*	137,089
22,098 Caterpillar Inc	1,730,273
1,735 Crane Co	78,856
3,598 Cummins Inc	364,154
8,219 Danaher Corp	620,535
7,764 Deere & Co	937,425
2,378 Donaldson Co Inc ^^	84,538
7,057 Dover Corp	360,966

5,055 Eaton Corp	470,115
1,643 Federal Signal Corp ^^	26,058
1,974 Flowserve Corp	141,338
2,295 Graco Inc ^^	92,443
2,900 Harsco Corp	150,800
6,274 ITT Corp	428,389
14,210 Illinois Tool Works Inc	770,040
10,408 Ingersoll-Rand Co	570,567
3,750 Joy Global	218,738
1,339 Kennametal Inc ^^	109,838
1,468 Lincoln Electric Holdings Inc	108,984
1,160 Nordson Corp ^^	58,186
2,560 Oshkosh Truck Corp ^^	161,075
8,565 PACCAR Inc	745,498
4,229 Pall Corp	194,492
3,998 Parker-Hannifin Corp	391,444
3,440 Pentair Inc ^^	132,681
1,969 SPX Corp ^^	172,898
3,555 Terex Corp*	289,022
3,250 Timken Co	117,358
2,765 Trinity Industries Inc ^^	120,388
7,650 Western Digital Corp*	148,028
$9,932,216

MANUFACTURING --- 0.02%
1,090 Matthews International Corp Class A	47,535
1,030 Mine Safety Appliances Co ^^	45,073
$92,608

MEDICAL PRODUCTS --- 1.76%
2,066 Advanced Medical Optics Inc ^^*	72,062
1,879 Bausch & Lomb Inc ^^	130,478

22,476 Baxter International Inc	1,266,298
2,139 Beckman Coulter Inc ^^	138,351
8,450 Becton Dickinson & Co	629,525
8,467 Biomet Inc	387,111
40,927 Boston Scientific Corp*	627,820
3,560 CR Bard Inc	294,163
3,970 Cytyc Corp*	171,147
5,244 Dentsply International Inc	200,635
1,988 Edwards Lifesciences Corp ^^*	98,088
1,810 Gen-Probe Inc*	109,360
2,130 Hillenbrand Industries Inc ^^	138,450
5,374 Hospira Inc*	209,801
1,293 Intuitive Surgical Inc*	179,430
39,726 Medtronic Inc	2,060,190
2,680 ResMed Inc ^^*	110,577
11,675 St Jude Medical Inc*	484,396
2,239 Steris Corp	68,513
10,308 Stryker Corp	650,332
4,398 Varian Medical Systems Inc*	186,959
8,171 Zimmer Holdings Inc*	693,636
$8,907,322

OFFICE EQUIPMENT & SUPPLIES --- 0.27%
3,161 Avery Dennison Corp	210,143
1,656 HNI Corp	67,896
2,191 Herman Miller Inc	69,236
7,574 Pitney Bowes Inc	354,615
32,333 Xerox Corp*	597,514
2,375 Zebra Technologies Corp Class A*	92,008
$1,391,412

OIL & GAS --- 10.37%

16,005 Anadarko Petroleum Corp	832,100
11,428 Apache Corp	932,411
10,114 BJ Services Co	287,642
11,055 Baker Hughes Inc	930,057
3,800 Cameron International Corp*	271,586
14,120 Chesapeake Energy Corp	488,552
74,148 Chevron Corp (1)	6,246,228
2,870 Cimarex Energy Co	113,107
56,386 ConocoPhillips	4,426,301
4,180 Denbury Resources Inc ^^*	156,750
15,343 Devon Energy Corp	1,201,203
5,143 ENSCO International Inc	313,774
8,440 EOG Resources	616,626
24,150 El Paso Corp	416,105
1,830 Encore Acquisition Co ^^*	50,874
194,343 Exxon Mobil Corp (1)	16,301,375
2,245 FMC Technologies Inc ^^*	177,849
2,611 Forest Oil Corp*	110,341
3,800 Frontier Oil Corp	166,326
4,399 Grant Prideco Inc*	236,798
31,530 Halliburton Co	1,087,785
3,560 Hanover Compressor Co ^^*	84,906
3,560 Helmerich & Payne Inc ^^	126,095
9,417 Hess Corp	555,226
23,668 Marathon Oil Corp	1,419,133
6,488 Murphy Oil Corp	385,647
9,712 Nabors Industries Ltd*	324,187
6,128 National-Oilwell Inc*	638,783
4,480 Newfield Exploration Co*	204,064
4,630 Noble Corp	451,518
5,900 Noble Energy Inc ^^	368,101
28,766 Occidental Petroleum Corp	1,664,976

857 Overseas Shipholding Group Inc	69,760
5,402 Patterson-UTI Energy Inc	141,586
4,261 Pioneer Natural Resources Co ^^	207,553
2,470 Plains Exploration & Production Co*	118,091
2,016 Pogo Producing Co ^^	102,393
5,725 Pride International Inc ^^*	214,459
1,910 Quicksilver Resources Inc ^^*	85,148
3,813 Rowan Cos Inc ^^	156,257
40,665 Schlumberger Ltd	3,454,085
6,920 Smith International Inc	405,789
5,801 Southwestern Energy Co*	258,145
21,789 Spectra Energy Corp	565,642
4,193 Sunoco Inc	334,098
2,780 Superior Energy Services Inc ^^*	110,978
1,980 Tidewater Inc ^^	140,342
9,939 Transocean Inc*	1,053,335
18,946 Valero Energy Corp	1,399,352
11,634 Weatherford International Ltd*	642,662
20,653 Williams Cos Inc	653,048
13,226 XTO Energy Inc	794,883
$52,494,032

PAPER & FOREST PRODUCTS --- 0.34%
1,937 Bowater Inc ^^	48,328
15,023 International Paper Co	586,648
3,592 Louisiana-Pacific Corp ^^	67,961
6,363 MeadWestvaco Corp	224,741
2,829 Packaging Corp of America ^^	71,602
3,445 Sonoco Products Co	147,480
7,446 Weyerhaeuser Co	587,713
$1,734,473

PERSONAL LOANS --- 0.90%
4,065 AmeriCredit Corp*	107,926
41,006 American Express Co	2,508,747
14,255 Capital One Financial Corp	1,118,162
14,198 SLM Corp	817,521
$4,552,356

PHARMACEUTICALS --- 5.81%
53,138 Abbott Laboratories	2,845,540
10,610 Allergan Inc	611,560
3,788 Barr Laboratories Inc ^^*	190,271
67,897 Bristol-Myers Squibb Co	2,142,829
34,038 Eli Lilly & Co	1,902,043
4,611 Endo Pharmaceuticals Holdings Inc*	157,835
10,964 Forest Laboratories Inc*	500,507
99,928 Johnson & Johnson	6,157,563
8,406 King Pharmaceuticals Inc ^^*	171,987
1,920 Medicis Pharmaceutical Corp Class A ^^	58,637
74,765 Merck & Co Inc	3,723,297
8,569 Mylan Laboratories Inc	155,870
1,203 Par Pharmaceutical Cos Inc ^^*	33,961
2,610 Perrigo Co ^^	51,104
242,114 Pfizer Inc (1)	6,190,855
51,382 Schering-Plough Corp	1,564,068
3,670 Sepracor Inc*	150,543
3,260 Valeant Pharmaceuticals International ^^	54,409
3,531 Watson Pharmaceuticals Inc ^^*	114,863
46,411 Wyeth	2,661,207
$29,438,949

PHOTOGRAPHY/IMAGING --- 0.05%
9,921 Eastman Kodak Co ^^	276,101

$276,101

POLLUTION CONTROL --- 0.22%
8,803 Allied Waste Industries Inc*	118,488
5,808 Republic Services Inc	177,957
3,020 Stericycle Inc ^^	134,269
17,854 Waste Management Inc	697,199
$1,127,913

PRINTING & PUBLISHING --- 0.48%
3,024 Belo Corp Class A	62,264
1,781 Deluxe Corp	72,326
2,257 Dow Jones & Co Inc ^^	129,665
8,095 Gannett Co Inc	444,820
1,530 John Wiley & Sons Inc Class A	73,884
1,580 Lee Enterprises Inc	32,959
11,838 McGraw-Hill Cos Inc	805,931
780 Media General Inc Class A ^^	25,951
1,346 Meredith Corp	82,914
4,962 New York Times Co ^^	126,035
7,591 RR Donnelley & Sons Co	330,284
900 Scholastic Corp ^^*	32,346
2,908 Tribune Co	85,495
194 Washington Post Co Class B	150,561
$2,455,435

RAILROADS --- 0.69%
12,288 Burlington Northern Santa Fe Corp	1,046,200
15,084 CSX Corp	679,987
13,571 Norfolk Southern Corp	713,427
9,343 Union Pacific Corp	1,075,846
$3,515,460

REAL ESTATE --- 1.45%
3,435 AMB Property Corp REIT	182,811
3,352 Apartment Investment & Management Co REIT ^^	169,008
7,694 Archstone-Smith Trust REIT	454,792
2,754 Avalonbay Communities Inc REIT ^^	327,396
4,110 Boston Properties Inc REIT	419,754
6,470 CB Richard Ellis Group Inc ^^*	236,155
1,500 Cousins Properties Inc REIT ^^	43,515
4,310 Developers Diversified Realty Corp REIT	227,180
1,273 Equity One Inc REIT ^^	32,525
10,034 Equity Residential REIT	457,851
8,450 General Growth Properties Inc REIT	451,822
1,960 Highwood Properties Inc REIT ^^	73,500
3,238 Hospitality Properties Trust REIT	134,345
18,005 Host Hotels & Resorts Inc REIT ^^	416,276
7,820 Kimco Realty Corp REIT	297,707
3,169 Liberty Property Trust REIT ^^	139,214
2,473 MacErich Co REIT ^^	203,825
2,339 Mack-Cali Realty Corp REIT ^^	101,723
3,080 Nationwide Health Properties Inc REIT ^^	83,776
6,096 Plum Creek Timber Co Inc REIT	253,959
1,346 Potlatch Corp REIT	57,945
8,850 ProLogis Trust REIT	503,565
4,240 Public Storage Inc REIT	325,717
2,672 Rayonier Inc	120,614
2,395 Regency Centers Corp REIT	168,848
7,708 Simon Property Group Inc REIT	717,152
4,680 UDR Inc REIT	123,084
4,512 Vornado Realty Trust REIT	495,598
2,627 Weingarten Realty Investors REIT ^^	107,970
$7,327,627

RESTAURANTS --- 0.80%
2,570 Applebee's International Inc	61,937
1,230 Bob Evans Farms Inc	45,326
3,917 Brinker International Inc	114,651
842 CBRL Group Inc	35,768
2,478 Cheesecake Factory Inc ^^*	60,761
4,881 Darden Restaurants Inc	214,715
41,188 McDonald's Corp	2,090,703
1,872 Ruby Tuesday Inc ^^	49,290
25,548 Starbucks Corp*	670,380
3,011 Wendy's International Inc	110,654
18,074 Yum! Brands Inc	591,381
$4,045,566

RETAIL --- 5.54%
1,617 99 Cents Only Stores ^^*	21,199
3,044 Abercrombie & Fitch Co	222,151
3,670 Advance Auto Parts Inc	148,745
1,780 Aeropostale Inc ^^*	74,190
10,730 Amazon.com Inc*	734,039
6,790 American Eagle Outfitters Inc ^^	174,231
2,230 AnnTaylor Stores Corp*	78,987
5,206 AutoNation Inc ^^*	116,823
1,650 AutoZone Inc*	225,423
2,215 BJ's Wholesale Club Inc*	79,806
1,777 Barnes & Noble Inc	68,361
9,446 Bed Bath & Beyond Inc*	339,962
13,966 Best Buy Co Inc	651,793
3,772 Big Lots Inc*	110,972
2,045 Borders Group Inc ^^	38,978
53,244 CVS Caremark Corp	1,940,744

7,408 CarMax Inc	188,904
4,430 Charming Shoppes Inc*	47,977
6,064 Chicos FAS Inc*	147,598
4,770 Circui t City Stores Inc	71,932
2,080 Coldwater Creek Inc ^^*	48,318
15,411 Costco Wholesale Corp	901,852
1,365 Dicks Sporting Goods Inc ^^*	79,402
2,103 Dillard's Inc ^^	75,561
10,859 Dollar General Corp	238,029
3,535 Dollar Tree Stores Inc*	153,949
5,202 Family Dollar Stores Inc	178,533
5,330 Foot Locker Inc	116,194
5,260 GameStop Corp	205,666
18,282 Gap Inc	349,186
68,106 Home Depot Inc	2,679,971
7,540 IAC/InterActiveCorp*	260,959
7,765 JC Penney Co Inc	562,031
11,133 Kohl's Corp*	790,777
24,416 Kroger Co	686,822
11,800 Limited Brands Inc	323,910
51,921 Lowe's Cos Inc	1,593,455
15,856 Macy's Inc	630,752
2,080 Netflix Inc ^^*	40,331
7,748 Nordstrom Inc	396,078
3,940 O'Reilly Automotive Inc*	144,007
9,536 Office Depot Inc*	288,941
2,600 OfficeMax Inc	102,180
2,420 Pacific Sunwear of California Inc ^^*	53,240
2,270 Payless ShoeSource Inc*	71,619
4,686 Petsmart Inc	152,061
2,120 Polo Ralph Lauren Corp	207,993
4,678 RadioShack Corp ^^	155,029

1,530 Regis Corp	58,523
2,420 Rent-A-Center Inc*	63,477
4,814 Ross Stores Inc	148,271
1,240 Ruddick Corp ^^	37,349
7,174 SUPERVALU Inc	332,300
15,235 Safeway Inc ^^	518,447
4,908 Saks Inc ^^	104,786
2,841 Sears Holding Corp*	481,550
3,774 Sherwin-Williams Co ^^	250,858
24,674 Staples Inc	585,514
15,690 TJX Cos Inc	431,475
29,379 Target Corp	1,868,504
4,717 Tiffany & Co ^^	250,284
3,880 Urban Outfitters Inc*	93,236
83,634 Wal-Mart Stores Inc	4,023,632
34,524 Walgreen Co	1,503,175
4,874 Whole Foods Market Inc ^^	186,674
3,811 Williams-Sonoma Inc ^^	120,351
$28,028,067

SAVINGS & LOANS --- 0.01%
3,820 First Niagara Financial Group Inc	50,042
$50,042

SHOES --- 0.16%
13,078 NIKE Inc Class B	762,317
1,730 Timberland Co Class A ^^*	43,579
$805,896

SPECIALIZED SERVICES --- 1.96%
3,425 Affiliated Computer Services Inc Class A*	194,266
2,280 Alliance Data Systems Corp*	176,198

4,824 Apollo Group Inc*	281,866
19,083 Automatic Data Processing Inc	924,953
4,176 BISYS Group Inc*	49,402
1,670 Brink's Co	103,356
4,795 Broadridge Financial Solutions Inc	91,680
1,490 CSG Systems International Inc*	39,500
3,272 Career Education Corp*	110,495
1,260 Catalina Marketing Corp	39,690
4,945 Ceridian Corp*	173,075
3,033 CheckFree Corp ^^*	121,927
2,627 ChoicePoint Inc*	111,516
4,653 Cintas Corp	183,468
5,974 Computer Sciences Corp*	353,362
4,720 Convergys Corp*	114,413
2,449 Copart Inc*	74,915
2,982 Corinthian Colleges Inc*	48,577
1,318 Corporate Executive Board Co	85,551
1,872 DST Systems Inc ^^*	148,281
2,050 DeVry Inc	69,741
2,053 Dun & Bradstreet Corp	211,418
17,556 Electronic Data Systems Corp	486,828
5,018 Equifax Inc ^^	222,900
4,328 Fastenal Co ^^	181,170
5,645 Fidelity National Information Services Inc	306,411
26,023 First Data Corp	850,171
5,803 Fiserv Inc*	329,610
1,760 GATX Corp	86,680
2,360 Global Payments Inc	93,574
11,138 H&R Block Inc	260,295
1,623 Harte-Hanks Inc	41,679
1,110 ITT Educational Services Inc*	130,292
16,170 Interpublic Group of Cos Inc ^^*	184,338

740 Kelly Services Inc Class A	20,320
1,660 Korn/Ferry International*	43,592
1,774 Laureate Education Inc*	109,385
1,840 MSC Industrial Direct Co Inc Class A	101,200
2,917 Manpower Inc	269,064
2,880 MoneyGram International Inc	80,496
4,506 Monster Worldwide Inc*	185,197
1,490 Navigant Consulting Inc ^^*	27,640
11,410 Omnicom Group Inc	603,817
11,730 Paychex Inc	458,878
5,734 Robert Half International Inc	209,291
1,010 Rollins Inc	22,998
2,330 Scientific Games Corp ^^*	81,434
1,985 Sotheby's	91,350
493 Strayer Education Inc ^^	64,933
2,300 United Rentals Inc*	74,842
1,643 Valassis Communications Inc ^^*	28,243
26,653 Western Union Co	555,182
$9,909,460

TELEPHONE & TELECOMMUNICATIONS --- 3.48%
11,918 ALLTEL Corp	805,061
212,706 AT&T Inc (1)	8,827,299
3,783 CenturyTel Inc	185,556
8,540 Cincinnati Bell Inc*	49,361
11,808 Citizens Communications Co	180,308
5,211 Embarq Corp	330,221
2,210 NeuStar Inc*	64,024
53,581 Qwest Communications International Inc ^^*	519,736
99,822 Sprint Nextel Corp	2,067,314
3,591 Telephone & Data Systems Inc	224,689
100,157 Verizon Communications	4,123,464

16,441 Windstream Corp ^^	242,669
$17,619,702

TEXTILES --- 0.26%
12,808 Coach Inc*	606,971
3,320 Hanesbrands Inc ^^*	89,740
3,758 Jones Apparel Group Inc	106,164
3,603 Liz Claiborne Inc ^^	134,392
1,919 Phillips-Van Heusen Corp ^^	116,234
3,072 VF Corp	281,334
$1,334,835

TOBACCO --- 1.15%
72,561 Altria Group Inc	5,089,429
5,903 Reynolds American Inc ^^	384,876
5,523 UST Inc ^^	296,640
900 Universal Corp	54,828
$5,825,773

TRANSPORTATION --- 0.09%
1,480 Alexander & Baldwin Inc ^^	78,603
3,487 Avis Budget Group Inc*	99,135
1,577 Con-Way Inc	79,228
3,500 JB Hunt Transport Services Inc	102,620
1,672 Werner Enterprises Inc ^^	33,691
1,980 YRC Worldwide Inc ^^*	72,864
$466,141

UTILITIES --- 1.09%
23,024 AES Corp*	503,765
2,682 AGL Resources Inc	108,567
12,920 Aquila Inc*	52,843

7,740 CMS Energy Corp ^^	133,128
6,232 Constellation Energy Group	543,243
43,448 Duke Energy Corp	795,098
13,870 Dynegy Inc Class A*	130,933
5,445 Energy East Corp ^^	142,060
4,192 Equitable Resources Inc ^^	207,756
6,061 KeySpan Corp	254,441
6,273 MDU Resources Group Inc	175,895
1,557 NICOR Inc ^^	66,826
2,883 National Fuel Gas Co ^^	124,863
9,449 NiSource Inc	195,689
3,831 ONEOK Inc	193,121
8,726 Public Service Enterprise Group Inc	765,968
5,950 Questar Corp	314,458
4,026 Scana Corp ^^	154,156
9,099 Sempra Energy	538,934
2,636 Vectren Corp	70,987
1,699 WGL Holdings Inc ^^	55,455
$5,528,186

WATER --- 0.02%
4,568 Aqua America Inc ^^	102,733
$102,733

TOTAL COMMON STOCK --- 99.25%	$502,503,669
(Cost $354,943,51)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

3,416,000 Federal Home Loan Bank	3,415,089

4.870% July 2, 2007
400,000 United States of America (1)	394,521
5.000% October 11, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.75%	$3,809,610
(Cost $3,809,610)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%	$506,313,279
(Cost $358,753,123)

Legend

* Non-income Producing Security

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $15,628,472 and $42,506,954, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $370,489,865. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $161,405,520 and gross depreciation of securities in which there was an excess of tax cost over value of $25,582,106 resulting in net appreciation of $135,823,414.

5.	FUTURES CONTRACTS

As of June 30, 2007, the Portfolio had 2 open S&P MidCap 400 long and 10 open S&P 500 long futures contracts. The contracts expire in September 2007 and the Portfolio has recorded unrealized depreciation of $7,150 and $77,460, respectively, for a total unrealized depreciation of $84,610.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $29,291,319 and received collateral of $29,462,555 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007